Segment Information - Summary of Geographical Information on Net Sales and Non-Current Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of geographical areas [line items]
Net sales	€ 34,463	€ 35,072	[1]	€ 33,809	[1]
Property, plant and equipment	9,651	9,579	[1]	10,019	[1]
Goodwill	44,235	40,264	[1]	40,287	[1]
Other intangible assets	21,889	13,080	[1]	10,879	[1]
Reportable geographical zones [member]
Disclosure of geographical areas [line items]
Net sales	34,463	35,072		33,809
Property, plant and equipment	9,651	9,579		10,019
Goodwill	44,235	40,264		40,287
Other intangible assets	21,889	13,080		10,879
Europe [member]
Disclosure of geographical areas [line items]
Net sales	9,434	9,525		8,679
Property, plant and equipment	5,871	5,969		6,068
Other intangible assets	8,058	6,171		3,612
France [member]
Disclosure of geographical areas [line items]
Net sales	2,319	2,330		2,206
Property, plant and equipment	3,163	3,180		3,413
North America [member]
Disclosure of geographical areas [line items]
Net sales	12,193	12,460		12,963
Property, plant and equipment	2,719	2,560		2,850
Other intangible assets	11,190	5,210		5,430
US [member]
Disclosure of geographical areas [line items]
Net sales	11,540	11,855		12,391
Property, plant and equipment	2,238	2,142		2,447
Other countries [member]
Disclosure of geographical areas [line items]
Net sales	13,489	13,692		12,167
Property, plant and equipment	1,061	1,050		1,101
Other intangible assets	€ 2,641	€ 1,699		€ 1,837

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).